Organization and Business Background (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Organization and Business Background [Abstract]
Schedule of Investment Holding Company
Name	Date of Incorporation or Establishment	Place of Incorporation or Establishment	Percentage of Ownership	Principal Activity
Subsidiary:
Creative Global Technology (BVI) Limited	January 12, 2023	British Virgin Islands	100%	Investment holding
Creative Global Technology Limited	May 17, 2016	Hong Kong	100%	Trading

Name	Date of Incorporation or Establishment	Place of Incorporation or Establishment	Percentage of Ownership	Principal Activity
Subsidiary:
Creative Global Technology (BVI) Limited	January 12, 2023	British Virgin Islands	100%	Investment holding
Creative Global Technology Limited	May 17, 2016	Hong Kong	100%	Trading